Total revenues	12 Months Ended
Dec. 31, 2021
Total revenues
Total revenues

6. Total revenues

PRODUCT NET SALES

We reported net sales of Jyseleca for the year ended December 31, 2021 amounting to €14.8 million, which reflects the net sales booked by Galapagos after the transition from Gilead. Our counterparties for the sales of Jyseleca during 2021 were hospitals and wholesalers located in Belgium, the Netherlands, France, Italy, Spain and Germany. Net sales exclusively consisted of sales of Jyseleca.

COLLABORATION REVENUES

The following table summarizes details of collaboration revenues for the years ended December 31, 2021, 2020 and 2019 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, and royalties.

	Over time	Point in time	2021	2020	2019
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€433,884	€411,417	€812,058
Gilead collaboration agreement for ziritaxestat		Ö	-	-	666,968
Gilead collaboration agreement for filgotinib (1)	Ö		203,301	181,816	62,602
Gilead collaboration agreement for drug discovery platform	Ö		230,582	229,601	80,918
AbbVie collaboration agreement for CF	Ö		-	-	1,569

Milestone payments			32,408	46,261	2,878
Gilead collaboration agreement for filgotinib (1)	Ö		32,408	46,261	(21,187)
AbbVie collaboration agreement for CF	Ö		-	-	24,065

Reimbursement income			-	4,073	19,900
Novartis collaboration agreement for MOR106	Ö		-	4,125	19,177
AbbVie collaboration agreement for CF	Ö		-	(52)	723

Royalties			3,801	16,300	66
Gilead royalties on Jyseleca		Ö	3,757	16,227	-
Other royalties		Ö	43	72	66
Total collaboration revenues			€470,093	€478,051	€834,901

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

The below table summarizes the transaction price of our collaboration with Gilead.

	December 31, 2019	Other movements in 2020	Filgotinib amendment (December 15, 2020)	December 31, 2020	Other movements in 2021	Filgotinib amendment (September 6, 2021)	December 31, 2021

Allocation of transaction price
Upfront consideration	€3,845,373		€160,000	€4,005,373		€12,643	€4,018,016
Milestones achieved	104,171	€90,192		194,363			194,363
Royalties	—	16,227		16,227	€3,757		19,984
Impact initial valuation of share subscription	124,604			124,604			124,604
	4,074,148	106,419	160,000	4,340,567	3,757	12,643	4,356,967
Less :
Warrants issuance liabilities
Warrant A	(43,311)			(43,311)			(43,311)
Initial warrant B	(2,545)			(2,545)			(2,545)
Subsequent warrant B	(16,184)	8,325		(7,859)	5,417		(2,442)
	4,012,108	114,744	160,000	4,286,852	9,174	12,643	4,308,669
Allocation to performance obligations
Ziritaxestat	666,967			666,967			666,967
Filgotinib (1)	1,060,395	106,419	€160,000	1,326,814	3,757	€12,643	1,343,214
Drug discovery platform (10 years)	€2,284,747	€8,325		€2,293,072	€5,417		€2,298,489

(1)With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31,2020, and to €57.3 million at December 31, 2021.

A summary of our main contracts with customers is given below:

Collaboration with Gilead

We refer to note 2 of this financial report for a general description of our collaboration with Gilead.

We retain the following three performance obligations, of which the first one was satisfied completely in 2019; (i) the transfer of an extended license on GLPG1690, (ii) the granting of exclusive access to our drug discovery platform (i.e. the IP, technology, expertise and capabilities) during the collaboration period and exclusive option rights on our current and future clinical programs after Phase 2 (or, in certain circumstances, the first Phase 3 study) outside Europe and (iii) an increased cost share from 20/80 to 50/50 to 100/0 (for Group A activities only) on the global development activities of filgotinib, until we complete the remaining development activities (Group A and Group B activities).

We concluded as follows:

Determination of the total transaction price

●	In connection with this agreement with Gilead, we recognized a deferred income and an offsetting current financial asset (derivative) of €85.6 million upon signing of the share subscription agreement with Gilead as required under IFRS 9. The deferred income has been added to the transaction price at inception of the agreement because it is considered to be part of the overall consideration received for the three performance obligations.
●	We considered that the transaction price included a premium paid by Gilead (through the upfront payment) to acquire warrants (warrant A and warrant B) in the future, upon approval by the shareholders. We measured both warrants at fair value and recognized a warrant issuance liability at closing of the transaction for the same amount (as part of the current deferred income line). This liability is re-measured at each reporting period with a corresponding impact on the allocation of the transaction price to the performance obligation relating to the drug discovery platform as long as the warrants are not approved by the shareholders. Due to the fact that warrant A and initial warrant B were already approved in 2019, only the remeasurement of subsequent warrant B still has an impact on the transaction price considered for the revenue recognition of the performance obligation relating to the drug discovery platform.
●	We assessed that the contract modifications of December 15, 2020 and of September 6, 2021 only change the scope of the filgotinib performance obligation and the changes in both fixed and variable consideration are reflective of the updated stand-alone selling price for the remaining activities of this performance obligation. As a result of these modifications, there were increases in the transaction prices of €160.0 million and $15 million, respectively, which have been allocated in their entirety to the filgotinib performance obligation.

Financing component

●	Management has considered it is appropriate to adjust the part of the transaction price that was allocated to the filgotinib performance obligation, for the time value of money. The additional consideration as a result of the contract modification of December 15, 2020 has also been adjusted for the time value of money.

License on GLPG1690

●	This performance obligation is completely satisfied at December 31, 2019. Following the discontinuation of the ziritaxestat trials, we do not expect future milestone payments or royalties.
●	After granting the license for GLPG1690, we will share Phase 3 costs equally with Gilead. Any cost reimbursement from Gilead was not recognized as revenue but accounted as a decrease of the related expenses.

Filgotinib amendment

●	There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not distinct in the context of the contract.
●	The transaction price is currently composed of a fixed part, being non-refundable upfront and license fees and a variable part, being milestone payments, sales based milestones and sales based royalties, and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement to the extent that it is highly probable that a significant reversal of revenue will not occur. Milestone payments received from Gilead are recognized in revenue over time till the end of the development plan. Sales based milestones and sales based royalties are also part of the arrangement and are recognized as revenues at a point in time at the moment they occur. During 2020 and 2021 we reported respectively €16.2 million and €3.8 million of revenues from royalties from Gilead.
●	Revenues, excluding sales based milestones and sales based royalties, are recognized over time through satisfaction of the performance obligation. The "cost-to-cost" input model is applied to measure the progress of the satisfaction of this performance obligation. The estimated costs to complete the performance obligation have been reassessed as a result of the contract modifications from 2020 and 2021.

Access rights to the drug discovery platform, option rights and R&D activities

●	The revenue allocated to the drug discovery platform will be recognized over time as Gilead receives exclusive access to our drug discovery platform and option rights on our current and future pipeline as well as R&D activities during the collaboration term. Management concluded that an equal spread over the collaboration period is the most reliable and appropriate recognition method.
●	At inception of the collaboration (July 2019) we assessed the appropriate period over which to recognize the drug discovery platform revenue to be 10 years. This is because we granted exclusive rights over a 10-year period. However, if at the end of the 10-year period, some programs in existence as of this time would have reached the clinic (i.e. IND filed with regulatory authorities), the rights for those specific programs may be extended, for a maximum of three years. This critical estimate is reassessed at each year-end based on the evolution of our pipeline and is still valid per December 31, 2021.

Collaboration with Novartis

●	Together with our collaboration partner MorphoSys, we closed a license agreement with Novartis for MOR106 in July 2018. MorphoSys and we received an equal share of an upfront payment of €95 million and were entitled to potential future milestone payments and royalties. Novartis would bear all future research, development, manufacturing and commercialization costs related to MOR106. Costs reimbursements received from Novartis were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of the performance of the R&D activities.

On October 28, 2019, we announced the end of the clinical development program of MOR106 in AtD.

On December 17, 2019, Novartis sent us a termination notice, informing us of its decision to terminate the agreement in its entirety. The termination became effective in 2020.

Collaboration with AbbVie

We concluded as follows for the related revenue recognition:

●	There was one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This was because we considered that the license was not capable of being distinct and was not distinct in the context of the contract.
●	The transaction price of our agreement with AbbVie was composed of a fixed part, being upfront license fees, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments were only included in the transaction price to the extent that it was highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Given the nature of our industry, we only consider this once the milestone event is achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues.
●	The transaction price was allocated to the single performance obligation and revenues were recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.
●	We chose an input model to measure the satisfaction of the single performance obligation that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).
●	Costs reimbursements received from AbbVie were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of our stake of the R&D activities of this license and collaboration agreements.
●	The second amended and restated collaboration agreement signed on October 24, 2018 was assessed to be a contract modification including a change in scope and in pricing as the remaining goods or services were not distinct and form part of the single performance obligation that was partially satisfied at the date of the contract modification. We concluded that we must account for this second amended and restated collaboration agreement as if it was part of the existing contract and recognized an adjustment to revenue to reflect the contract modification on the transaction price and on the measure of progress towards satisfaction of the performance obligation.

The performance obligation related to this agreement is considered being fully satisfied at December 31, 2019.